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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through October 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     EQUITY
                                     INCOME
                                      FUND
                                      PEQIX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    10/31/07

                                  [LOGO]PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            9

Prices and Distributions                                    10

Performance Update                                          11

Comparing Ongoing Fund Expenses                             17

Schedule of Investments                                     19

Financial Statements                                        26

Notes to Financial Statements                               36

Report of Independent Registered Public Accounting Firm     45

Trustees, Officers and Service Providers                    46

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. The slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of this year. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, the economic outlook continues to appear generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks continue to pursue policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been

Letter

"investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit crunch, which would threaten economic growth rather than as an abandonment of its commitment to keeping inflation low.

Even against this "wall of worry" backdrop, the long-term performance of major asset classes has remained positive. In the 12 months ending October 31, 2007, equity investors were by and large rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 18%, and the NASDAQ Composite Index returned 21%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 68% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending October 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury
----------------------

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07
--------------------------------------------------------------------------------

The domestic equity market delivered solid performance over the 12 months ending October 31, 2007, despite periods of volatility precipitated by concerns that weakness in housing and problems in the sub-prime mortgage market might undermine the growth in the economy. Despite these issues, strong global growth trends and growing corporate profits helped support stock prices over the full 12 months. In the following discussion, John Carey, manager of the Pioneer Equity Income Fund, provides an update on the Fund and the factors that influenced performance during the 12 months.

Q: The last few months of the annual reporting period were fraught with concerns about sub-prime mortgages and the weakening U.S. dollar. How did the Fund navigate through those storms and end up performing for the year?

A: For the 12 months ended October 31, 2007, Pioneer Equity Income Fund managed a 10.22% total return at net asset value on Class A shares, underperforming the 10.83% return over the same period for the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), and the 13.44% average return of the 253 funds in the Lipper Analytical Services Equity Income category. The Fund, in addition to underperforming the benchmark Russell Index and its Lipper peer group over the annual reporting period, likewise compared unfavorably with the S&P 500, which returned 14.55% over the 12 months ended October 31, 2007. Unfortunately, the second half of the period was rough for the Fund due, on the one hand, to our exposure to the stocks of some of the troubled banks and, on the other hand, to our relatively light weighting in the very strong energy sector. Over the final six months of the period, Class A shares of the Fund showed a total return of -0.67% at net asset value, versus the positive total returns over the same period of 0.95% for the benchmark Russell Index; 5.48% for the Standard & Poor's 500 Index (the S&P 500); and 3.60% average return for the funds in the Lipper Equity Income category.

    The problems in the credit markets have caused many people to worry not only about the banking and home-building industries, but also about the broader economy. One worry is that consumer confidence may decline in the wake of falling housing prices and tighter access to credit. Declining confidence could lead to reduced spending. There are also worries that the weakness in

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    residential real estate will spread to commercial real estate, and that the problems in the consumer economy will become problems for the industrial economy. We are not prepared to forecast a recession just yet, but we certainly acknowledge the risk. Corporate earnings growth has already slowed over the past two quarters, and the merger-and-acquisition activity that was serving to buoy up the market earlier in the year has dwindled. At the same time, oil and other commodities prices have stayed high, and the dollar has depreciated against many foreign currencies. The U.S. Federal Reserve Board (the Fed), which reduced interest rates in September in reaction to the credit crunch during July and August, now appears reluctant to reduce rates by much more because of the risk of inflation.

    Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please discuss performance in the second half of the reporting period in more detail, specifically which holdings had the greatest positive and negative effects on performance relative to the benchmark Russell 1000 Value Index.

A: Overall, our sector weightings decisions modestly helped relative performance. The ill effects from the underweight in the positive energy sector were more than offset by our underweight of the negative financials sector and our overweights of the positive materials, telecommunications services, utilities, and consumer staples sectors. It was in the individual stock selections where our main performance difficulties arose.

    While we successfully avoided most exposure to the large "money-center" banks, mortgage brokers, and investment-banking companies, we did have exposure in the savings-and-loan and regional-bank industries, which have been, over the years, important sources of dividend income for the Fund. Among the dismal performers for the portfolio were Washington Mutual, First

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                           (continued)
--------------------------------------------------------------------------------

    Horizon National, Regions Financial, and National City. In a different sector - consumer discretionary - but for related reasons, McGraw-Hill also took a big tumble. A major part of McGraw-Hill's earnings comes from its Standard & Poor's credit-rating business, and the crisis in the market for various types of debt instruments probably means a decline in results for that business.

    We did have some successes, even if not enough fully to counterbalance the poor performers. Johnson Controls continued its impressive run; the company provides automotive interiors as well as batteries and building controls. Questar, with its successful exploration-and-production subsidiary, benefited from the surging energy market. In addition, Gorman-Rupp, Merck, Air Products and Chemicals, and Alcoa were all positive contributors.

Q: What changes did you make to the portfolio in the second half of the reporting period?

A: Over the final six months of the period ended October 31, we eliminated ten holdings from the portfolio and added eight. The Pioneer investment process is a "bottom-up," fundamental approach, emphasizing close study of individual companies by our own, in-house staff of full-time, professional securities analysts. For the Pioneer Equity Income Fund, we work at identifying companies with above-average dividend-paying capability over longer periods of time, and the companies fitting that description are generally better established companies with secure earnings and cash flow characteristics. However, companies do not always reach their potential or even maintain their current business position, and so we will occasionally sell stocks out of disappointment. We also have a target price, or general idea of the achievable value, for each of the stocks that we buy, and when shares approach that price we need to look quite critically at them to decide whether there is any further potential or not. Sometimes, too, we are "taken out" of a position involuntarily when one of our companies is acquired by another company.

    Liquidations in the second half fell under all three of those categories. ServiceMaster, A. G. Edwards, and Archstone-Smith Trust all were acquired by other entities at nice premiums over our average purchase price; ALLTEL, too, received a generous acquisition offer, and in its case we sold just a little bit prior to the

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    completion of the deal, judging that the market price was close enough to the agreed-upon acquisition price. The Schering-Plough 6%, 2007 convertible preferred issue reached its mandatory conversion date, and we liquidated our position. In the case of Eaton Vance, an extremely profitable longer-term holding of the Fund, and similarly with Deere and State Street, we judged that current share prices approximated reasonable value, and we realized our gains. With respect to Automatic Data Processing and First Horizon, we reached the conclusion that our money could be better invested elsewhere.

    Additions to the portfolio included a number of consumer companies with characteristics we regarded as "defensive" in a potentially more difficult economy. McDonald's is an increasingly international restaurant operator, with more than half of its sales outside the U.S. Its fastest area of growth is Latin America, and the company has taken steps to bring its menu more in line with health concerns about "fast food." Coca-Cola likewise is predominantly an international company these days and is also very strong in the developing world. Kraft Foods and ConAgra Foods are both moderately-valued food processors with significant opportunities to improve profitability and sales growth. The Fund's other purchases included Regal Entertainment Group, operator of movie theatres; Microsoft, the well-known software designer; Applied Materials, provider of semiconductor-manufacturing equipment; and T. Rowe Price, manager of mutual funds and other investment products. We had owned some of those stocks previously, including Microsoft and T. Rowe Price, but decided that their shares were again selling at an attractive, long-term buying level.

Q: With all the uneasiness in the markets since the middle of the summer, what is your outlook for the year ahead?

A: Yogi Berra, former New York Yankees catcher, is reputed to have said, "It's tough to make predictions, especially about the future." (He is also supposed to have said, "I didn't really say everything I said.") When looking out over the next 12 months, we do find the view rather hazy. Surely there is much about which to be encouraged with respect to the United States, including our high and growing productivity, our world-leading research-and-development expenditures, our strong university system, the stable political and legal system we enjoy, the great diversity of our industrial base,

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                           (continued)
--------------------------------------------------------------------------------

    and the many innovative, inventive, and energetic people who work in our country. But the near term is troubled by the credit crisis, international tensions, high commodities prices, the housing bust, and diminished earnings prospects for numerous companies. Whereas few economists were predicting recession as recently as a few months ago, some now are; and whereas a so-called "soft landing" was the most common prognostication earlier in 2007, as the year draws to a close, more prevalent is the expression of concern about some possibly rather severe bumps on the Tarmac before us.

    Our commitment for the Fund is always to be substantially fully invested, no matter the degree to which we also have near-term concerns. That is because we have a healthy and pronounced lack of respect for our forecasting abilities with regard to the overall economy. We devote our time instead to the evaluation of individual companies and industries, where we think we have a better chance of getting things right. So in a murky environment like this one, we do make changes in the portfolio, but ones dictated by our analysis of the companies and their prospects. We believe there will be a term to the current problems in the housing and financial industries, and then there will be new problems somewhere else! We also feel that there are many opportunities right now, and in the future there will be new and different opportunities. In investing, one must keep a fluid kind of approach and be prepared for whatever comes along.

    As always, we thank you for your continued support.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(as a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks             96.0%
Temporary Cash Investments      3.6%
Convertible Preferred Stocks    0.4%

Sector Distribution
--------------------------------------------------------------------------------
(as a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                              22.8%
Utilities                               12.8%
Materials                               10.6%
Consumer Staples                        10.4%
Consumer Discretionary                  10.1%
Industrials                              9.3%
Telecommunication Services               7.8%
Energy                                   6.9%
Health Care                              6.7%
Information Technology                   2.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(as a percentage of equity holdings)*

  1. AT&T Corp.                       3.37%
  2. Merck & Co., Inc.                2.92
  3. Alcoa, Inc.                      2.77
  4. Questar Corp.                    2.77
  5. Chevron Corp.                    2.67
  6. Dow Chemical Co.                 2.52
  7. PACCAR, Inc.                     2.49
  8. Johnson Controls, Inc.           2.34
  9. Verizon Communications, Inc.     2.26
 10. Washington Mutual, Inc.          2.15

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   10/31/07   10/31/06
------- ---------- ----------
   A      $33.10     $33.53
   B      $32.88     $33.32
   C      $32.75     $33.20
   R      $33.34     $33.73
   Y      $33.28     $33.68

 Class   10/31/07    7/6/07
------- ---------- ----------
   Z      $33.12     $34.18

Distributions Per Share
--------------------------------------------------------------------------------

                  11/1/06 - 10/31/07
                  ------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A      $0.7253       $0.0779         $2.8091
   B      $0.4391       $0.0779         $2.8091
   C      $0.4595       $0.0779         $2.8091
   R      $0.6700       $0.0779         $2.8091
   Y      $0.8440       $0.0779         $2.8091

                   7/6/07 - 10/31/07
                   -----------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   Z      $0.2200       $     -         $     -

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

------------------------------------------------
Average Annual Total Returns
(As of October 31, 2007)

                  Net Asset    Public Offering
Period           Value (NAV)     Price (POP)
10 Years            8.42%           7.78%
5 Years            14.91           13.56
1 Year             10.22            3.87

------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                   Gross            Net
                    1.03%           1.03%
------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity                Russell 1000
                        Income Fund                 Value Index
10/97                    $ 9,425                       $10,000
                          11,187                        11,483
10/99                     12,447                        13,380
                          13,306                        14,118

                          10,556                        11,197
10/03                     12,234                        13,758
                          14,231                        15,884
10/05                     15,779                        17,769
                          19,189                        21,582
10/07                     21,149                        23,920

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2007)

--------------------------------------------
                     If              If
Period              Held          Redeemed
10 Years            7.53%           7.53%
5 Years            13.92           13.92
1 Year              9.30            5.36

--------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                   Gross            Net
                    1.90%           1.90%
--------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity                Russell 1000
                        Income Fund                 Value Index
10/97                    $10,000                       $10,000
                          11,783                        11,483
10/99                     13,012                        13,380
                          13,798                        14,118
10/01                     12,432                        12,444
                          10,774                        11,197
10/03                     12,380                        13,758
                          14,278                        15,884
10/05                     15,691                        17,769
                          18,916                        21,582
10/07                     20,676                        23,920

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2007)

-------------------------------------------
                     If              If
Period              Held          Redeemed
10 Years            7.53%           7.53%
5 Years            14.00           14.00
1 Year              9.37            9.37

-------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                   Gross            Net
                    1.82%           1.82%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity                Russell 1000
                        Income Fund                 Value Index
10/97                    $10,000                       $10,000
                          11,780                        11,483
10/99                     12,999                        13,380
                          13,772                        14,118
10/01                     12,393                        12,444
                          10,737                        11,197
10/03                     12,340                        13,758
                          14,240                        15,884
10/05                     15,661                        17,769
                          18,896                        21,582
10/07                     20,667                        23,920

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2007)

------------------------------------------
                     If              If
Period              Held          Redeemed
10 Years            8.06%           8.06%
5 Years            14.71           14.71
1 Year             10.10           10.10

------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                   Gross            Net
                    1.22%           1.22%
------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity                Russell 1000
                        Income Fund                 Value Index
10/97                    $10,000                       $10,000
                          11,810                        11,483
10/99                     13,074                        13,380
                          13,907                        14,118
10/01                     12,563                        12,444
                          10,923                        11,197
10/03                     12,625                        13,758
                          14,673                        15,884
10/05                     16,233                        17,769
                          19,709                        21,582
10/07                     21,698                        23,920

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2007)

-------------------------------------------
                     If             If
Period              Held          Redeemed
10 Years            8.83%           8.83%
5 Years            15.40           15.40
1 Year             10.66           10.66

-------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                   Gross            Net
                    0.65%           0.65%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity                Russell 1000
                        Income Fund                 Value Index
10/97                    $10,000                       $10,000
                          11,886                        11,483
10/99                     13,274                        13,380
                          14,247                        14,118
10/01                     12,981                        12,444
                          11,392                        11,197
10/03                     13,266                        13,758
                          15,506                        15,884
10/05                     17,260                        17,769
                          21,073                        21,582
10/07                     23,318                        23,920

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS Z SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2007)

-------------------------------------------
                     If             If
Period              Held          Redeemed
10 Years            8.43%           8.43%
5 Years            14.94           14.94
1 Year             10.38           10.38

-------------------------------------------
Expense Ratio
(Per prospectus dated July 6, 2007)

                   Gross            Net
                    0.78%           0.78%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity                Russell 1000
                        Income Fund                 Value Index
10/97                    $10,000                       $10,000
                          11,869                        11,483
10/99                     13,205                        13,380
                          14,117                        14,118
10/01                     12,817                        12,444
                          11,200                        11,197
10/03                     12,979                        13,758
                          15,098                        15,884
10/05                     16,740                        17,769
                          20,358                        21,582
10/07                     22,472                        23,920

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception July 6, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/10 for Class Z Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2007** through October 31, 2007.

Share Class             A            B            C            R            Y            Z
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/07**
Ending Account      $  993.42    $  989.14    $  989.42    $  992.88    $  995.14    $  975.40
Value On 10/31/07
Expenses Paid       $    5.13    $    9.48    $    9.08    $    5.98    $    3.32    $    2.14
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.89%, 1.81%, 1.19%, 0.66% and 0.67%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (118/365 for Class Z shares) (to reflect the one-half year period).
** 7/6/07 for Class Z shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2007** through October 31, 2007.

Share Class             A            B            C            R            Y            Z
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/07**
Ending Account      $1,020.06    $1,015.68    $1,016.08    $1,019.21    $1,021.85    $1,014.00
Value On 10/31/07
Expenses Paid       $    5.19    $    9.60    $    9.20    $    6.06    $    3.36    $    2.18
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, 1.89%, 1.81%, 1.19%, 0.66% and 0.67%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (118/365 for Class Z shares) (to reflect the one-half year period).
** 7/6/07 for Class Z shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07
--------------------------------------------------------------------------------

   Shares                                                        Value
               CONVERTIBLE PREFERRED STOCK - 0.4%
               Automobiles & Components - 0.4%
               Automobile Manufacturers - 0.4%
  150,000      Ford Cap Trust, 6.5%, 1/15/32            $    5,832,000
                                                        --------------
               TOTAL CONVERTIBLE PREFERRED STOCK
               (Cost $5,223,600)                        $    5,832,000
                                                        --------------
               COMMON STOCKS - 99.2%
               Energy - 6.9%
               Integrated Oil & Gas - 6.0%
  417,200      Chevron Corp.                            $   38,177,972
  307,560      ConocoPhillips                               26,130,298
  233,878      Exxon Mobil Corp.                            21,514,437
                                                        --------------
                                                        $   85,822,707
                                                        --------------
               Oil & Gas Storage & Transportation - 0.9%
  520,000      Spectra Energy Corp.                     $   13,509,600
                                                        --------------
               Total Energy                             $   99,332,307
                                                        --------------
               Materials - 10.6%
               Aluminum - 2.8%
1,000,000      Alcoa, Inc.                              $   39,590,000
                                                        --------------
               Diversified Chemical - 3.5%
  800,000      Dow Chemical Co.                         $   36,032,000
  300,000      E.I. du Pont de Nemours and Co.              14,853,000
                                                        --------------
                                                        $   50,885,000
                                                        --------------
               Diversified Metals & Mining - 0.6%
  220,000      Compass Minerals International, Inc.     $    8,120,200
                                                        --------------
               Forest Products - 0.9%
  180,000      Weyerhaeuser Co.                         $   13,663,800
                                                        --------------
               Industrial Gases - 1.4%
  200,000      Air Products & Chemicals, Inc.           $   19,570,000
                                                        --------------
               Specialty Chemicals - 1.4%
  800,000      Valspar Corp.                            $   20,024,000
                                                        --------------
               Total Materials                          $  151,853,000
                                                        --------------

   The accompanying notes are an integral part of these financial statements. 19

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
             Capital Goods - 8.5%
             Aerospace & Defense - 0.9%
 170,000     United Technologies Corp.                $   13,020,300
                                                      --------------
             Building Products - 0.9%
 530,000     Masco Corp.                              $   12,762,400
                                                      --------------
             Construction & Farm Machinery & Heavy
             Trucks - 2.5%
 641,905     PACCAR, Inc.                             $   35,664,242
                                                      --------------
             Electrical Component & Equipment - 1.3%
 350,000     Emerson Electric Co.                     $   18,294,500
                                                      --------------
             Industrial Machinery - 2.9%
 790,557     Gorman-Rupp Co. (b)+                     $   30,610,367
 350,000     The Timken Co.                               11,641,000
                                                      --------------
                                                      $   42,251,367
                                                      --------------
             Total Capital Goods                      $  121,992,809
                                                      --------------
             Commercial Services & Supplies - 0.8%
             Office Services & Supplies - 0.8%
 240,000     Mine Safety Appliances Co. (b)           $   10,989,600
                                                      --------------
             Total Commercial Services & Supplies     $   10,989,600
                                                      --------------
             Automobiles & Components - 2.3%
             Auto Parts & Equipment - 2.3%
 766,800     Johnson Controls, Inc.                   $   33,524,496
                                                      --------------
             Total Automobiles & Components           $   33,524,496
                                                      --------------
             Consumer Services - 1.8%
             Leisure Facilities - 1.4%
 780,697     Cedar Fair, L.P. (b)                     $   19,189,532
                                                      --------------
             Restaurants - 0.4%
 100,000     McDonald's Corp.                         $    5,970,000
                                                      --------------
             Total Consumer Services                  $   25,159,532
                                                      --------------
             Media - 4.2%
             Broadcasting & Cable TV - 1.0%
 500,000     CBS Corp. (Class B)                      $   14,350,000
                                                      --------------
             Movies & Entertainment - 0.3%
 200,000     Regal Entertainment Group                $    4,514,000
                                                      --------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
               Publishing - 2.9%
  235,000      Idearc, Inc.                            $    6,340,300
  300,000      McGraw-Hill Co., Inc.                       15,012,000
1,050,000      New York Times Co. (b)                      20,538,000
                                                       --------------
                                                       $   41,890,300
                                                       --------------
               Total Media                             $   60,754,300
                                                       --------------
               Retailing - 1.3%
               Department Stores - 0.3%
  153,944      Macys, Inc.                             $    4,930,826
                                                       --------------
               Distributors - 1.0%
  280,000      Genuine Parts Co.                       $   13,739,600
                                                       --------------
               Total Retailing                         $   18,670,426
                                                       --------------
               Food, Beverage & Tobacco - 7.9%
               Packaged Foods & Meats - 6.9%
  520,000      Campbell Soup Co.                       $   19,229,600
  180,000      ConAgra, Inc.                                4,271,400
  265,000      General Mills, Inc.                         15,298,450
  522,550      H.J. Heinz Co., Inc.                        24,444,889
  180,000      Kellogg Co.                                  9,502,200
  450,000      Kraft Foods, Inc.                           15,034,500
  100,000      The J.M. Smucker Co.                         5,343,000
  100,000      William Wrigley Jr., Co.                     6,167,000
                                                       --------------
                                                       $   99,291,039
                                                       --------------
               Soft Drinks - 1.0%
  100,000      Coca-Cola Co.                           $    6,176,000
  116,300      PepsiCo, Inc.                                8,573,636
                                                       --------------
                                                       $   14,749,636
                                                       --------------
               Total Food, Beverage & Tobacco          $  114,040,675
                                                       --------------
               Household & Personal Products - 2.4%
               Household Products - 2.4%
  188,800      Clorox Co.                              $   11,813,216
  306,000      Colgate-Palmolive Co.                       23,338,620
                                                       --------------
                                                       $   35,151,836
                                                       --------------
               Total Household & Personal Products     $   35,151,836
                                                       --------------

   The accompanying notes are an integral part of these financial statements. 21

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                           Value
               Pharmaceuticals & Biotechnology - 6.7%
               Pharmaceuticals - 6.7%
  306,600      Abbott Laboratories                         $   16,746,492
  240,000      Eli Lilly & Co.                                 12,996,000
  715,400      Merck & Co., Inc.                               41,679,204
1,000,000      Pfizer, Inc.                                    24,610,000
                                                           --------------
                                                           $   96,031,696
                                                           --------------
               Total Pharmaceuticals & Biotechnology       $   96,031,696
                                                           --------------
               Banks - 11.7%
               Diversified Banks - 4.5%
  718,700      U.S. Bancorp                                $   23,832,092
  565,436      Wachovia Corp.                                  25,857,388
  431,324      Wells Fargo & Co.                               14,669,329
                                                           --------------
                                                           $   64,358,809
                                                           --------------
               Regional Banks - 5.1%
  858,600      National City Corp.                         $   20,821,050
  630,000      Regions Financial Corp.                         17,085,600
  275,000      SunTrust Banks, Inc.                            19,965,000
  600,000      Whitney Holding Corp.                           15,396,000
                                                           --------------
                                                           $   73,267,650
                                                           --------------
               Thrifts & Mortgage Finance - 2.1%
1,105,000      Washington Mutual, Inc.                     $   30,807,400
                                                           --------------
               Total Banks                                 $  168,433,859
                                                           --------------
               Diversified Financials - 1.4%
               Asset Management & Custody Banks - 0.4%
  100,000      T. Rowe Price Associates, Inc.              $    6,424,000
                                                           --------------
               Diversified Financial Services - 1.0%
  288,100      Bank of America Corp.                       $   13,909,468
                                                           --------------
               Total Diversified Financials                $   20,333,468
                                                           --------------
               Insurance - 4.0%
               Life & Health Insurance - 1.1%
  251,484      Lincoln National Corp.                      $   15,685,057
                                                           --------------
               Multi-Line Insurance - 0.3%
   50,000      Hartford Financial Services Group, Inc.     $    4,851,500
                                                           --------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
               Property & Casualty Insurance - 2.6%
  410,200      Chubb Corp.                             $   21,884,170
  259,300      Safeco Corp.                                15,013,470
                                                       --------------
                                                       $   36,897,640
                                                       --------------
               Total Insurance                         $   57,434,197
                                                       --------------
               Real Estate - 5.5%
               Diversified Real Estate Investment
               Trust - 0.7%
  250,000      Liberty Property Trust                  $    9,405,000
                                                       --------------
               Residential Real Estate Investment
               Trust - 1.0%
  350,000      Equity Residential Property Trust       $   14,623,000
                                                       --------------
               Retail Real Estate Investment
               Trusts - 2.9%
  300,000      Developers Diversifies Realty Corp.     $   15,120,000
  250,000      General Growth Properties, Inc.             13,590,000
  300,000      Kimco Realty Corp.                          12,456,000
                                                       --------------
                                                       $   41,166,000
                                                       --------------
               Specialized Real Estate Investment
               Trust - 0.9%
  300,000      Plum Creek Timber Co., Inc.             $   13,401,000
                                                       --------------
               Total Real Estate                       $   78,595,000
                                                       --------------
               Software & Services - 0.8%
               Systems Software - 0.8%
  300,000      Microsoft Corp.                         $   11,043,000
                                                       --------------
               Total Software & Services               $   11,043,000
                                                       --------------
               Semiconductors - 1.8%
               Semiconductor Equipment - 0.7%
  500,000      Applied Materials, Inc.                 $    9,710,000
                                                       --------------
               Semiconductors - 1.1%
  500,000      Microchip Technology, Inc.              $   16,585,000
                                                       --------------
               Total Semiconductors                    $   26,295,000
                                                       --------------
               Telecommunication Services - 7.7%
               Integrated Telecommunication
               Services - 7.7%
1,152,173      AT&T Corp.                              $   48,149,310
1,000,000      Citizens Utilities Co. (Class B)            13,160,000
  100,000      Embarq Corp.                                 5,292,000
  700,000      Verizon Communications, Inc.                32,249,000

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                   (continued)
--------------------------------------------------------------------------------

     Shares                                                              Value
                  Integrated Telecommunication Services - (continued)
    890,847       Windstream Corp.                              $   11,981,892
                                                                --------------
                                                                $  110,832,202
                                                                --------------
                  Total Telecommunication Services              $  110,832,202
                                                                --------------
                  Utilities - 12.8%
                  Electric Utilities - 2.6%
    740,000       Duke Energy Corp.                             $   14,185,800
    354,400       Great Plains Energy, Inc. (b)                     10,575,296
    340,000       Southern Co.                                      12,464,400
                                                                --------------
                                                                $   37,225,496
                                                                --------------
                  Gas Utilities - 6.2%
    326,500       AGL Resources, Inc.                           $   12,906,545
    350,000       Atmos Energy Corp.                                 9,817,500
    460,000       Equitable Resources, Inc.                         25,907,200
    693,200       Questar Corp.                                     39,567,856
                                                                --------------
                                                                $   88,199,101
                                                                --------------
                  Multi-Utilities - 4.0%
    325,000       Consolidated Edison, Inc.                     $   15,304,250
    480,000       NSTAR                                             16,876,800
    529,000       PG&E Corp.                                        25,883,970
                                                                --------------
                                                                $   58,065,020
                                                                --------------
                  Total Utilities                               $  183,489,617
                                                                --------------
                  TOTAL COMMON STOCKS
                  (Cost $1,053,783,278)                         $1,423,957,020
                                                                --------------

Principal
Amount
                  TEMPORARY CASH INVESTMENTS - 3.7%
                  Repurchase Agreement - 0.7%
$10,400,000       UBS Warburg, Inc., 4.40%, dated 10/31/07,
                  repurchase price of $10,400,000 plus
                  accrued interest on 11/1/07 collateralized
                  by $10,237,000 U.S. Treasury Note, 4.5%,
                  11/30/11                                      $   10,400,000
                                                                --------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                            Value
               Security Lending Collateral - 3.0%
42,658,469     Securities Lending Investment Fund, 5.1%      $   42,658,469
                                                             --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $53,058,469)                            $   53,058,469
                                                             --------------
               TOTAL INVESTMENT IN SECURITIES - 103.3%
               (Cost $1,112,065,347) (a)                     $1,482,847,489
                                                             --------------
               OTHER ASSETS AND LIABILITIES - (3.3)%         $  (47,959,637)
                                                             --------------
               TOTAL NET ASSETS - 100.0%                     $1,434,887,852
                                                             ==============

+ Investment held by the Fund representing 5% or more of the voting stock of such company.

(a) At October 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,103,825,265 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $426,422,546
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (47,400,322)
                                                                                ------------
       Net unrealized gain                                                      $379,022,224
                                                                                ============

(b) At October 31, 2007, the following securities were out on loan:

       Shares     Security                             Value
      296,300     Cedar Fair, L.P.               $ 7,283,054
       28,642     Gorman-Rupp Co.                  1,109,018
      350,856     Great Plains Energy, Inc.       10,469,543
       49,935     Mine Safety Appliances Co.       2,286,524
    1,039,500     New York Times Co.              20,332,620
                                                 -----------
                  Total                          $41,480,759
                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2007 aggregated $355,313,883 and $182,075,236, respectively.

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $41,480,759)
   (cost $1,104,158,856)                                        $1,452,237,122
  Investments in securities of affiliated issuers, at value
   (cost $7,906,491)                                                30,610,367
                                                                --------------
   Total Investment in securities, at value
     (cost $1,112,065,347)                                      $1,482,847,489
  Receivables -
   Fund shares sold                                                  1,499,271
   Dividends and interest                                            2,883,329
   Due from Pioneer Investment Management, Inc.                         17,000
  Other                                                                 67,082
                                                                --------------
     Total assets                                               $1,487,314,171
                                                                --------------
LIABILITIES:
  Payables -
   Investment securities purchased                              $    5,870,672
   Fund shares repurchased                                           2,305,174
   Upon return of securities loaned                                 42,658,468
  Due to bank                                                        1,270,823
  Due to affiliates                                                    223,154
  Accrued expenses                                                      98,028
                                                                --------------
     Total liabilities                                          $   52,426,319
                                                                --------------
NET ASSETS:
  Paid-in capital                                               $  976,812,349
  Undistributed net investment income                                8,987,085
  Accumulated net realized gain on investments                      78,306,276
  Net unrealized gain on investments                               370,782,142
                                                                --------------
     Total net assets                                           $1,434,887,852
                                                                --------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $1,063,909,709/32,139,271 shares)           $        33.10
                                                                ==============
  Class B (based on $134,618,003/4,093,857 shares)              $        32.88
                                                                ==============
  Class C (based on $157,553,066/4,810,352 shares)              $        32.75
                                                                ==============
  Class R (based on $67,238,768/2,017,005 shares)               $        33.34
                                                                ==============
  Class Y (based on $11,471,413/344,691 shares)                 $        33.28
                                                                ==============
  Class Z (based on $96,893/2,925.5 shares)                     $        33.12
                                                                ==============
MAXIMUM OFFERING PRICE:
  Class A ($33.10 [divided by] 94.25%)                          $        35.12
                                                                ==============

26  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/07

INVESTMENT INCOME:
  Dividends (including income from affiliated issuers
    of $379,467)                                         $44,235,309
  Interest                                                   562,525
  Income from securities loaned, net                         306,142
                                                         -----------
     Total investment income                                               $ 45,103,976
                                                                           ------------
EXPENSES:
  Management fees                                        $ 8,194,469
  Transfer agent fees and expenses
    Class A                                                1,230,601
    Class B                                                  368,931
    Class C                                                  253,452
    Class R                                                   14,224
    Class Y                                                    1,111
  Distribution fees
    Class A                                                2,496,944
    Class B                                                1,505,774
    Class C                                                1,571,282
    Class R                                                  229,198
  Administrative fees                                        302,454
  Custodian fees                                              43,032
  Registration fees                                          192,916
  Professional fees                                           98,829
  Printing expense                                            97,526
  Fees and expenses of nonaffiliated trustees                 26,432
  Miscellaneous                                               41,826
                                                         -----------
     Total expenses                                                        $ 16,669,001
     Less fees paid indirectly                                                  (96,112)
                                                                           ------------
     Net expenses                                                          $ 16,572,889
                                                                           ------------
       Net investment income                                               $ 28,531,087
                                                                           ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $ 78,019,956
                                                                           ------------
  Change in net unrealized gain on investments                             $ 11,920,879
                                                                           ------------
  Net gain on investments                                                  $ 89,940,835
                                                                           ------------
  Net increase in net assets resulting from operations                     $118,471,922
                                                                           ============

  The accompanying notes are an integral part of these financial statements.  27

Pioneer Equity Income Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/07 and 10/31/06, respectively

                                                               Year              Year
                                                              Ended             Ended
                                                             10/31/07          10/31/06
FROM OPERATIONS:
Net investment income                                    $   28,531,087    $   21,184,288
Net realized gain on investments                             78,019,956       102,425,371
Change in net unrealized gain on investments                 11,920,879        77,803,582
                                                         --------------    --------------
    Net increase in net assets resulting
     from operations                                     $  118,471,922    $  201,413,241
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.73 and $0.66 per share, respectively)    $  (22,068,606)   $  (15,462,450)
    Class B ($0.44 and $0.38 per share, respectively)        (2,017,143)       (1,944,168)
    Class C ($0.46 and $0.42 per share, respectively)        (2,214,658)       (1,749,386)
    Class R ($0.67 and $0.60 per share, respectively)          (931,893)         (299,879)
    Class Y ($0.84 and $0.77 per share, respectively)          (343,399)         (258,099)
    Class Z ($0.22 and $0.00 per share, respectively)              (644)                -
Net realized gain:
    Class A ($2.89 and $1.08 per share, respectively)       (73,275,075)      (24,622,115)
    Class B ($2.89 and $1.08 per share, respectively)       (13,350,148)       (5,874,065)
    Class C ($2.89 and $1.08 per share, respectively)       (12,274,923)       (4,511,394)
    Class R ($2.89 and $1.08 per share, respectively)        (2,416,852)         (389,136)
    Class Y ($2.89 and $1.08 per share, respectively)        (1,124,943)         (279,331)
                                                         --------------    --------------
     Total distributions to shareowners                  $ (130,018,284)   $  (55,390,023)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  534,233,460    $  232,305,517
Reinvestment of distributions                               112,352,076        47,432,006
Cost of shares repurchased                                 (375,536,460)     (215,122,539)
                                                         --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                             $  271,049,076    $   64,614,984
                                                         --------------    --------------
    Net increase in net assets                           $  259,502,714    $  210,638,202
NET ASSETS:
Beginning of year                                         1,175,385,138       964,746,936
                                                         --------------    --------------
End of year                                              $1,434,887,852    $1,175,385,138
                                                         ==============    ==============
Undistributed net investment income                      $    8,987,085    $    8,323,080
                                                         ==============    ==============

28  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares       '07 Amount       '06 Shares       '06 Amount
CLASS A
Shares sold                        12,174,216    $  403,915,364       5,064,623    $  157,436,154
Reinvestment of distributions       2,735,415        86,631,034       1,229,591        36,136,130
Less shares repurchased            (7,845,064)     (258,834,178)     (4,093,823)     (125,012,223)
                                   ----------    --------------      ----------    --------------
    Net increase                    7,064,567    $  231,712,220       2,200,391    $   68,560,061
                                   ==========    ==============      ==========    ==============
CLASS B
Shares sold                           794,316    $   25,972,012         785,056    $   24,209,812
Reinvestment of distributions         396,433        12,397,850         216,181         6,261,964
Less shares repurchased            (1,770,146)      (57,964,408)     (1,762,703)      (53,369,074)
                                   ----------    --------------      ----------    --------------
    Net decrease                     (579,397)   $  (19,594,546)       (761,467)   $  (22,897,298)
                                   ==========    ==============      ==========    ==============
CLASS C
Shares sold                         1,459,263    $   47,538,714         794,660    $   24,318,201
Reinvestment of distributions         311,971         9,732,776         142,157         4,112,893
Less shares repurchased            (1,175,007)      (38,341,256)       (917,325)      (27,687,216)
                                   ----------    --------------      ----------    --------------
    Net increase                      596,227    $   18,930,234          19,492    $      743,878
                                   ==========    ==============      ==========    ==============
CLASS R
Shares sold                         1,465,477    $   49,096,702         454,753    $   14,219,649
Reinvestment of distributions         101,462         3,246,489          21,704           645,323
Less shares repurchased              (324,793)      (10,787,236)        (49,032)       (1,502,282)
                                   ----------    --------------      ----------    --------------
    Net increase                    1,242,146    $   41,555,955         427,426    $   13,362,690
                                   ==========    ==============      ==========    ==============
CLASS Y
Shares sold                           229,144    $    7,610,668         398,862    $   12,121,701
Reinvestment of distributions          10,765           343,927           9,332           275,696
Less shares repurchased              (279,975)       (9,609,382)       (248,665)       (7,551,744)
                                   ----------    --------------      ----------    --------------
    Net increase (decrease)           (40,066)   $   (1,654,787)        159,529    $    4,845,653
                                   ==========    ==============      ==========    ==============
CLASS Z*
Shares sold                             2,926    $      100,000
                                   ==========    ==============
    Net increase                        2,926    $      100,000
                                   ==========    ==============

* Class Z shares were first publicly offered on July 6, 2007.

  The accompanying notes are an integral part of these financial statements.  29

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                           10/31/07      10/31/06     10/31/05     10/31/04     10/31/03
CLASS A
Net asset value, beginning of period                      $    33.53     $  29.23     $  26.91     $  23.57     $  20.80
                                                          ----------     --------     --------     --------     --------
Net increase from investment operations:
 Net investment income                                    $     0.69     $   0.68     $   0.61     $   0.52     $   0.47
 Net realized and unrealized gain on investments                2.50         5.36         2.31         3.30         2.78
                                                          ----------     --------     --------     --------     --------
  Net increase from investment operations                 $     3.19     $   6.04     $   2.92     $   3.82     $   3.25
Distributions to shareowners:
 Net investment income                                         (0.73)       (0.66)       (0.60)       (0.48)       (0.48)
 Net realized gain                                             (2.89)       (1.08)           -            -            -
                                                          ----------     --------     --------     --------     --------
Net increase (decrease) in net asset value                $    (0.43)    $   4.30     $   2.32     $   3.34     $   2.77
                                                          ----------     --------     --------     --------     --------
Net asset value, end of period                            $    33.10     $  33.53     $  29.23     $  26.91     $  23.57
                                                          ==========     ========     ========     ========     ========
Total return*                                                  10.22%       21.61%       10.87%       16.33%       15.89%
Ratio of net expenses to average net assets+                    1.03%        1.04%        1.06%        1.08%        1.17%
Ratio of net investment income to average net assets+           2.27%        2.27%        2.11%        2.07%        2.24%
Portfolio turnover rate                                           14%          32%          14%          22%          15%
Net assets, end of period (in thousands)                  $1,063,910     $840,640     $668,556     $600,835     $501,283
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.02%        1.03%        1.06%        1.08%        1.17%
 Net investment income                                          2.28%        2.28%        2.11%        2.07%        2.24%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
CLASS B
Net asset value, beginning of period                      $  33.32     $  29.05     $  26.75     $  23.42     $  20.67
                                                          --------     --------     --------     --------     --------
Net increase from investment operations:
 Net investment income                                    $   0.51     $   0.47     $   0.38     $   0.35     $   0.32
 Net realized and unrealized gain on investments              2.38         5.26         2.26         3.23         2.73
                                                          --------     --------     --------     --------     --------
  Net increase from investment operations                 $   2.89     $   5.73     $   2.64     $   3.58     $   3.05
Distributions to shareowners:
 Net investment income                                       (0.44)       (0.38)       (0.34)       (0.25)       (0.30)
 Net realized gain                                           (2.89)       (1.08)           -            -            -
                                                          --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                $  (0.44)    $   4.27     $   2.30     $   3.33     $   2.75
                                                          --------     --------     --------     --------     --------
Net asset value, end of period                            $  32.88     $  33.32     $  29.05     $  26.75     $  23.42
                                                          ========     ========     ========     ========     ========
Total return*                                                 9.30%       20.55%        9.89%       15.34%       14.90%
Ratio of net expenses to average net assets+                  1.90%        1.91%        1.93%        1.95%        2.02%
Ratio of net investment income to average net assets+         1.42%        1.44%        1.24%        1.21%        1.41%
Portfolio turnover rate                                         14%          32%          14%          22%          15%
Net assets, end of period (in thousands)                  $134,618     $155,733     $157,889     $161,275     $170,283
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.89%        1.90%        1.93%        1.95%        2.02%
 Net investment income                                        1.43%        1.45%        1.24%        1.21%        1.41%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
CLASS C
Net asset value, beginning of period                      $  33.20     $  28.96     $  26.68     $  23.37     $ 20.63
                                                          --------     --------     --------     --------     -------
Net increase from investment operations:
 Net investment income                                    $   0.46     $   0.45     $   0.38     $   0.29     $  0.24
 Net realized and unrealized gain on investments              2.44         5.29         2.28         3.29        2.81
                                                          --------     --------     --------     --------     -------
  Net increase from investment operations                 $   2.90     $   5.74     $   2.66     $   3.58     $  3.05
Distributions to shareowners:
 Net investment income                                       (0.46)       (0.42)       (0.38)       (0.27)      (0.31)
 Net realized gain                                           (2.89)       (1.08)           -            -           -
                                                          --------     --------     --------     --------     -------
Net increase (decrease) in net asset value                $  (0.45)    $   4.24     $   2.28     $   3.31     $  2.74
                                                          --------     --------     --------     --------     -------
Net asset value, end of period                            $  32.75     $  33.20     $  28.96     $  26.68     $ 23.37
                                                          ========     ========     ========     ========     =======
Total return*                                                 9.37%       20.66%        9.98%       15.40%      14.93%
Ratio of net expenses to average net assets+                  1.82%        1.83%        1.86%        1.89%       2.00%
Ratio of net investment income to average net assets+         1.48%        1.49%        1.31%        1.26%       1.36%
Portfolio turnover rate                                         14%          32%          14%          22%         15%
Net assets, end of period (in thousands)                  $157,553     $139,915     $121,479     $109,787     $82,979
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.81%        1.82%        1.86%        1.89%       2.00%
 Net investment income                                        1.49%        1.50%        1.31%        1.26%       1.36%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                               4/1/03 (a)
                                                         Year Ended   Year Ended   Year Ended   Year Ended         to
                                                          10/31/07     10/31/06     10/31/05     10/31/04       10/31/03
CLASS R
Net asset value, beginning of period                      $ 33.73      $ 29.39      $ 27.08      $ 23.71       $  19.97
                                                          -------      -------      -------      -------       --------
Net increase from investment operations:
 Net investment income                                    $  0.54      $  0.51      $  0.39      $  0.44       $   0.23
 Net realized and unrealized gain on investments             2.63         5.51         2.48         3.38           3.73
                                                          -------      -------      -------      -------       --------
  Net increase from investment operations                 $  3.17      $  6.02      $  2.87      $  3.82       $   3.96
Distributions to shareowners:
 Net investment income                                      (0.67)       (0.60)       (0.56)       (0.45)         (0.22)
 Net realized gain                                          (2.89)       (1.08)           -            -              -
                                                          -------      -------      -------      -------       --------
Net increase (decrease) in net asset value                $ (0.39)     $  4.34      $  2.31      $  3.37       $   3.74
                                                          -------      -------      -------      -------       --------
Net asset value, end of period                            $ 33.34      $ 33.73      $ 29.39      $ 27.08       $  23.71
                                                          =======      =======      =======      =======       ========
Total return*                                               10.10%       21.41%       10.64%       16.23%         19.87%(b)
Ratio of net expenses to average net assets+                 1.20%        1.23%        1.26%        1.17%          1.21%**
Ratio of net investment income to average net assets+        2.07%        2.00%        1.86%        1.98%          0.97%**
Portfolio turnover rate                                        14%          32%          14%          22%            15%(b)
Net assets, end of period (in thousands)                  $67,239      $26,140      $10,213      $ 2,072       $  1,098
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.19%        1.22%        1.26%        1.17%          1.21%**
 Net investment income                                       2.08%        2.01%        1.86%        1.98%          0.97%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                          10/31/07    10/31/06     10/31/05     10/31/04     10/31/03
CLASS Y
Net asset value, beginning of period                      $ 33.68     $ 29.35      $ 27.02      $ 23.65      $ 20.85
                                                          -------     -------      -------      -------      -------
Net increase from investment operations:
 Net investment income                                    $  0.91     $  0.73      $  0.63      $  0.67      $  0.52
 Net realized and unrealized gain on investments             2.42        5.45         2.41         3.29         2.85
                                                          -------     -------      -------      -------      -------
  Net increase from investment operations                 $  3.33     $  6.18      $  3.04      $  3.96      $  3.37
Distributions to shareowners:
 Net investment income                                      (0.84)      (0.77)       (0.71)       (0.59)       (0.57)
 Net realized gain                                          (2.89)      (1.08)           -            -            -
                                                          -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                $ (0.40)    $  4.33      $  2.33      $  3.37      $  2.80
                                                          -------     -------      -------      -------      -------
Net asset value, end of period                            $ 33.28     $ 33.68      $ 29.35      $ 27.02      $ 23.65
                                                          =======     =======      =======      =======      =======
Total return*                                               10.66%      22.10%       11.31%       16.88%       16.45%
Ratio of net expenses to average net assets+                 0.66%       0.65%        0.66%        0.64%        0.71%
Ratio of net investment income to average net assets+        2.66%       2.61%        2.51%        2.43%        2.66%
Portfolio turnover rate                                        14%         32%          14%          22%          15%
Net assets, end of period (in thousands)                  $11,471     $12,956      $ 6,611      $ 4,119      $ 5,017
Ratios with reduction for fees paid indirectly:
 Net expenses                                                0.66%       0.65%        0.66%        0.64%        0.71%
 Net investment income                                       2.66%       2.61%        2.51%        2.43%        2.66%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            7/6/07 (a)
                                                           to 10/31/07
CLASS Z
Net asset value, beginning of period                         $34.18
                                                             ------
Net increase (decrease) from investment operations:
  Net investment income                                      $ 0.24
  Net realized and unrealized loss on investments             (1.08)
                                                             ------
   Net decrease from investment operations                   $(0.84)
Distributions to shareowners:
  Net investment income                                       (0.22)
  Net realized gain                                               -
                                                             ------
Net decrease in net asset value                              $(1.06)
                                                             ------
Net asset value, end of period                               $33.12
                                                             ======
Total return*                                                 (2.46)%(b)
Ratio of net expenses to average net assets+                   0.67%**
Ratio of net investment income to average net assets+          2.26%**
Portfolio turnover rate                                          14%(b)
Net assets, end of period (in thousands)                     $   97
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 0.67%**
  Net investment income                                        2.26%**

(a) Class Z shares were first publicly offered on July 6, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  35

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares - Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on July 6, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Class Z shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectus(es) contains information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    At October 31, 2007, the Fund has reclassified $290,739 to decrease undistributed net investment income and $290,739 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                        2007             2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                   $ 30,337,537     $19,695,888
  Long-term capital gain                              99,680,747      35,694,135
                                                    ------------     -----------
    Total                                           $130,018,284     $55,390,023
                                                    ============     ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:

--------------------------------------------------------------------------------
                                                                        2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $    747,003
  Undistributed long-term gain                                        78,306,276
  Unrealized appreciation                                            379,022,224
                                                                    ------------
    Total                                                           $458,075,503
                                                                    ============
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax adjustments on partnerships, REIT holdings, and preferred stocks.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $220,644 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2007.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at their Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y and Class Z shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, Class Y and Class Z shares can bear different transfer agent and distribution expense rates.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the year ended October 31, 2007, the net management fee was equivalent to 0.60% of the average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2010 for Class Z shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $24,227 in management fees, administrative costs and certain other services payable to PIM at October 31, 2007.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

on the Statement of Assets and Liabilities is $181,705 in transfer agent fees payable to PIMSS at October 31, 2007.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates reflected on the Statement of Assets and Liabilities is $17,222 in distribution fees payable to PFD at October 31, 2007. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchases. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R, Class Y or Class Z shares are not subject to a CDSC. Proceeds from the CDSCs are paid to PFD. For year ended October 31, 2007, CDSCs in the amount of $240,142 were paid to PFD.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2007, expenses were reduced by $18,716 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2007, the Fund's expenses were reduced by $77,396 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2007, the Fund had no borrowings under this agreement.

7. Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended October 31, 2007:

-------------------------------------------------------------------------------------------
                    Beginning               Corporate               Ending
                     Balance    Purchases    Actions    Dividend    Balance
Affiliates           (shares)    (shares)    (shares)    Income    (shares)       Value
-------------------------------------------------------------------------------------------
Gorman-Rupp Co      632,446         -        158,111    $379,467   $790,557    $30,610,367

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended October 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                             (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

Effective January 1, 2008, the fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent the fund invests significantly in one region or country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

o Many non-U.S. markets are smaller, less liquid and more volatile. Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

o Adverse effect of currency exchange rates or controls on the value of the fund's investments or its ability to convert non-U.S. currencies to U.S. dollars

o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

o Economic, political and social developments may adversely affect the securities markets

o  Withholding and other non-U.S. taxes may decrease the fund's return

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Equity Income Fund

We have audited the accompanying statement of assets and liabilities of Pioneer Equity Income Fund (the "Fund"), including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
                                                           ---------------------
Boston, Massachusetts
December 14, 2007

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 81 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 33 of the 81 Pioneer Funds, Mr. West serves as Trustee of 32 of the 81 Pioneer Funds, and Mr. Bock serves as Trustee of 80 of the 81 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Position Held           Length of Service          Principal Occupation During       Other Directorships
Name and Age               With the Fund           and Term of Office         Past Five Years                   Held by this Trustee
John F. Cogan, Jr. (81)*   Chairman of the         Trustee since 1990.        Deputy Chairman and a Director    None
                           Board, Trustee and      Serves until a succes-     of Pioneer Global Asset
                           President               sor trustee is elected     Management S.p.A. ("PGAM");
                                                   or earlier retirement or   Non-Executive Chairman and a
                                                   removal.                   Director of Pioneer Investment
                                                                              Management USA Inc.
                                                                              ("PIM-USA"); Chairman and a
                                                                              Director of Pioneer; Chairman
                                                                              and Director of Pioneer
                                                                              Institutional Asset Management,
                                                                              Inc. (since 2006); Director of
                                                                              Pioneer Alternative Investment
                                                                              Management Limited (Dublin);
                                                                              President and a Director of
                                                                              Pioneer Alternative Investment
                                                                              Management (Bermuda) Limited
                                                                              and affiliated funds; Direc-
                                                                              tor of PIOGLOBAL Real Estate
                                                                              Investment Fund (Russia) (until
                                                                              June 2006); Director of Nano-C,
                                                                              Inc. (since 2003); Director of
                                                                              Cole Management Inc. (since
                                                                              2004); Director of Fiduciary
                                                                              Counseling, Inc.; President and
                                                                              Director of Pioneer Funds
                                                                              Distributor, Inc. ("PFD")
                                                                              (until May 2006); President of
                                                                              all of the Pioneer Funds; and
                                                                              Of Counsel, Wilmer Cutler
                                                                              Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*  Trustee and Executive   Trustee since March        Director, CEO and President of    None
                           Vice President          2007. Serves at the        Pioneer Investment Management
                                                   discretion of the Board    USA Inc.; Pioneer Investment
                                                                              Management, Inc. and Pioneer
                                                                              Institutional Asset Management,
                                                                              Inc. (since March 2007);
                                                                              Executive Vice President of all
                                                                              of the Pioneer Funds (since
                                                                              March 2007); Director of
                                                                              Pioneer Global Asset Management
                                                                              S.p.A. (since March 2007); Head
                                                                              of New Markets Division,
                                                                              Pioneer Global Asset Management
                                                                              S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                     Position Held   Length of Service          Principal Occupation During       Other Directorships Held
Name and Age         With the Fund   and Term of Office         Past Five Years                   by this Trustee
David R. Bock (63)   Trustee         Trustee since 2005.        Executive Vice President and      Director of The Enterprise
                                     Serves until a succes-     Chief Financial Officer,          Social Investment
                                     sor trustee is elected     I-trax, Inc. (publicly traded     Company (privately-held
                                     or earlier retirement or   health care services company)     affordable housing
                                     removal.                   (2004 - present); Partner,        finance company); and
                                                                Federal City Capital Advisors     Director of New York
                                                                (boutique merchant bank) (1997    Mortgage Trust (publicly
                                                                to 2004); and Executive Vice      traded mortgage REIT)
                                                                President and Chief Financial
                                                                Officer, Pedestal Inc.
                                                                (internet-based mortgage
                                                                trading company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)    Trustee         Trustee since 1997.        President, Bush International,    Director of Brady Corpora-
                                     Serves until a succes-     LLC (international financial      tion (industrial identifica-
                                     sor trustee is elected     advisory firm)                    tion and specialty coated
                                     or earlier retirement or                                     material products
                                     removal.                                                     manufacturer); Director of
                                                                                                  Briggs & Stratton Co.
                                                                                                  (engine manufacturer);
                                                                                                  Director of UAL Corpora-
                                                                                                  tion (airline holding
                                                                                                  company); Director of
                                                                                                  Mantech International
                                                                                                  Corporation (national
                                                                                                  security, defense, and
                                                                                                  intelligence technology
                                                                                                  firm): and Member, Board
                                                                                                  of Governors, Investment
                                                                                                  Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held   Length of Service           Principal Occupation During       Other Directorships
Name and Age                With the Fund   and Term of Office          Past Five Years                   Held by this Trustee
Margaret B.W. Graham (60)   Trustee         Trustee since 1990.         Founding Director,                None
                                            Serves until a succes-      Vice-President and Corporate
                                            sor trustee is elected      Secretary, The Winthrop Group,
                                            or earlier retirement or    Inc. (consulting firm); and
                                            removal.                    Desautels Faculty of
                                                                        Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.         Private investor (2004 -          Director of Quadriserv
                                            Serves until a succes-      present); and Senior Executive    Inc. (technology products
                                            sor trustee is elected      Vice President, The Bank of New   for securities lending
                                            or earlier retirement or    York (financial and securi-       industry)
                                            removal.                    ties services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee         Trustee since 1990.         President and Chief Executive     Director of New America
                                            Serves until a succes-      Officer, Newbury, Piret &         High Income Fund, Inc.
                                            sor trustee is elected      Company, Inc. (investment         (closed-end investment
                                            or earlier retirement or    banking firm)                     company)
                                            removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Trustee         Trustee since 1993.         Senior Counsel, Sullivan &        Director, The Swiss
                                            Serves until a succes-      Cromwell (law firm)               Helvetia Fund, Inc.
                                            sor trustee is elected                                        (closed-end investment
                                            or earlier retirement or                                      company)
                                            removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          Trustee         Trustee since 1990.         President, John Winthrop & Co.,   None
                                            Serves until a succes-      Inc. (private investment firm)
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                             Position Held         Length of Service       Principal Occupation During         Other Directorships
Name and Age                 With the Fund         and Term of Office      Past Five Years                     Held by this Officer
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves      Secretary of PIM-USA; Senior        None
                                                   at the discretion of    Vice President - Legal of
                                                   the Board               Pioneer; Secretary/Clerk of
                                                                           most of PIM-USA's subsidiar-
                                                                           ies; and Secretary of all of
                                                                           the Pioneer Funds since
                                                                           September 2003 (Assistant
                                                                           Secretary from November 2000 to
                                                                           September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2003. Serves      Vice President and Senior           None
                                                   at the discretion of    Counsel of Pioneer since July
                                                   the Board               2002 and Assistant Secretary of
                                                                           all of the Pioneer Funds since
                                                                           September 2003; Vice President
                                                                           and Senior Counsel of BISYS
                                                                           Fund Services, Inc. (April 2001
                                                                           to June 2002); Senior Vice
                                                                           President and Deputy General
                                                                           Counsel of Funds Distributor,
                                                                           Inc. (July 2000 to April 2001)
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves      Vice President - Fund               None
                                                   at the discretion of    Accounting, Administration and
                                                   the Board               Controllership Services of
                                                                           Pioneer; and Treasurer of all
                                                                           of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2004. Serves      Deputy Treasurer of Pioneer         None
                                                   at the discretion of    since 2004 and Assistant
                                                   the Board               Treasurer of all of the Pioneer
                                                                           Funds since November 2004;
                                                                           Treasurer and Senior Vice
                                                                           President, CDC IXIS Asset
                                                                           Management Services from 2002
                                                                           to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves      Assistant Vice President - Fund     None
                                                   at the discretion of    Accounting, Administration and
                                                   the Board               Controllership Services of
                                                                           Pioneer; and Assistant
                                                                           Treasurer of all of the Pioneer
                                                                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2002. Serves      Fund Accounting Manager - Fund      None
                                                   at the discretion of    Accounting, Administra- tion
                                                   the Board               and Controllership Services of
                                                                           Pioneer; and Assistant
                                                                           Treasurer of all of the Pioneer
                                                                           Funds


------------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                               Position Held          Length of Service      Principal Occupation               Other Directorships
Name and Age                   With the Fund          and Term of Office     During Past Five Years             Held by this Officer
Katherine Kim Sullivan (33)    Assistant Treasurer    Since 2003. Serves     Fund Administration Manager -      None
                                                      at the discretion of   Fund Accounting, Administration
                                                      the Board              and Controllership Services
                                                                             since June 2003 and Assistant
                                                                             Treasurer of all of the Pioneer
                                                                             Funds since September 2003;
                                                                             Assistant Vice President -
                                                                             Mutual Fund Operations of State
                                                                             Street Corporation from June
                                                                             2002 to June 2003 (formerly
                                                                             Deutsche Bank Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)         Chief Compliance       Since January 2007.    Chief Compliance Officer of        None
                               Officer                Serves at the          Pioneer since December 2006 and
                                                      discretion of the      of all the Pioneer Funds since
                                                      Board                  January 2007; Vice President
                                                                             and Compliance Officer, MFS
                                                                             Investment Management (August
                                                                             2005 to December 2006);
                                                                             Consultant, Fidelity
                                                                             Investments (February 2005 to
                                                                             July 2005); Independent
                                                                             Consultant (July 1997 to
                                                                             February 2005)
------------------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM)for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

     Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

     The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $33,085 in 2007 and $31,810 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,515 for 2007 and 2006, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended October 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2007

* Print the name and title of each signing officer under his or her signature.